Annual Operating Expenses - FidelityFlexGovernmentMoneyMarketFund-PRO - FidelityFlexGovernmentMoneyMarketFund-PRO - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund
Jun. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]	A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.